Earnings Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Details) (Successor [Member], USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended								4 Months Ended	12 Months Ended
	Feb. 01, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to controlling interests		$ (2.2)	$ (19.9)	$ 53.8	$ (4.3)	$ (49.3)	$ 5.0	$ (22.8)	$ (157.8)	$ (29.0)	$ 27.4	$ (224.9)
Pre-Acquisition net loss attributable to Axalta										(29.0)	0	(3.9)
Net income (loss) to common shareholders										0	27.4	(221.0)
Basic weighted average shares outstanding										0	229.3	228.3
Diluted weighted average shares outstanding										0	230.3	228.3
Earnings per Common Share:
Basic net income (loss) per share		$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.12	$ (0.97)
Diluted net income (loss) per share		$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.12	$ (0.97)
Consideration transferred, equity interests issued and issuable	$ 1,350.0